Long-Term Debt - Additional Information (Detail)				1 Months Ended			3 Months Ended					12 Months Ended
	Jul. 15, 2016 USD ($)	Nov. 27, 2013 USD ($)	Jan. 12, 2011 USD ($)	Dec. 31, 2016 USD ($) Convenant	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Convenant	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Convenant	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2017 USD ($)	Mar. 29, 2016 USD ($)	Apr. 30, 2013	Apr. 26, 2012 USD ($)	Apr. 05, 2011 USD ($)
Debt Instrument [Line Items]
Reduction in long term debt, net of current portion										$ 121,700,000			$ 121,700,000
Aggregate principal amount of senior notes				$ 14,198,084,000			$ 14,198,084,000			14,611,379,000		$ 14,198,084,000	14,611,379,000
Gain (loss) on early extinguishment of debt												$ 1,030,092,000	7,061,000	$ (40,423,000)
Number of financial covenants | Convenant				2			2					2
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		2.75%
Intelsat Jackson Revolving Credit New Tranche [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		1.00%
Intelsat Jackson Revolving Credit New Tranche [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt instruments variable interest rate spread		1.75%
Term Loan Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Term loan facility			$ 3,250,000,000
First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Fees				$ 3,300,000
Cash paid in connection with the debt exchanges				226,500,000
2021 Luxembourg Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				538,400,000			$ 538,400,000					$ 538,400,000
Gain (loss) on early extinguishment of debt				609,800,000
Cash paid in connection with the debt exchanges				29,400,000
Luxembourg 2023 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				61,400,000			61,400,000					61,400,000
Gain (loss) on early extinguishment of debt				69,400,000
Cash paid in connection with the debt exchanges				3,300,000
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Availability remaining under revolving credit facility				432,800,000			432,800,000					432,800,000
Senior Secured Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																	3.00%
Senior Secured Credit Facility [Member] | ABR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate																	2.00%
Senior Secured Credit Facility [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Quarterly payment percentage			0.25%
Debt, maturity date		Jun. 30, 2019
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility			$ 500,000,000
Maximum available of revolving credit facility				350,000,000			350,000,000					$ 350,000,000
Unused commitment fee percentage												0.375%
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit New Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility		$ 450,000,000
Debt, maturity date		Jul. 12, 2017
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member] | Intelsat Jackson Revolving Credit Tranche [Member]
Debt Instrument [Line Items]
Revolving credit facility		$ 50,000,000
Senior Secured Credit Facility [Member] | Swingline Loan [Member]
Debt Instrument [Line Items]
Maximum available of revolving credit facility				70,000,000			70,000,000					$ 70,000,000
6.75% Senior Notes due June 2018 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 403,300,000
Senior Notes, Interest rate															6.75%
12.5% Senior Notes due 2024 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior Notes, Interest rate															12.50%
2018 Luxembourg Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 25,000,000
2018 Luxembourg Notes [Member] | First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				377,600,000			377,600,000					377,600,000
12.5% Senior Notes due 2022 [Member] | First Luxembourg 2018 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 132,100,000			$ 132,100,000					$ 132,100,000
Senior Notes, Interest rate				12.50%			12.50%					12.50%
7.75% Senior Notes due June 2021 [Member] | 2021 Luxembourg Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 979,200,000			$ 979,200,000					$ 979,200,000
Senior Notes, Interest rate				7.75%			7.75%					7.75%
8.125% Senior Notes due June 2023 [Member] | Luxembourg 2023 Exchange [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 111,700,000			$ 111,700,000					$ 111,700,000
Senior Notes, Interest rate				8.125%			8.125%					8.125%
Financial Covenants [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio												2.65
Consolidated EBITDA to consolidated interest expense												2.20
Financial Covenants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated secured debt to consolidated EBITDA ratio												3.50
Consolidated EBITDA to consolidated interest expense												1.75
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 11,702,378,000			$ 11,702,378,000			11,168,917,000	$ 360,000,000	$ 11,702,378,000	11,168,917,000						$ 2,650,000,000
Gain (loss) on early extinguishment of debt												$ (350,962,000)		$ (40,423,000)
Dividend declared and paid											$ 360,000,000
Intelsat Jackson [Member] | New Jackson Notes [Member]
Debt Instrument [Line Items]
Interest payment dates												Semi-annually on April 1 and October 1.
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 2,200,000,000			$ 2,200,000,000			$ 2,200,000,000		$ 2,200,000,000	$ 2,200,000,000					$ 1,200,000,000
Senior Notes, Interest rate				7.25%			7.25%			7.25%		7.25%	7.25%
Senior Notes, Maturity date												2020-10	2020-10
Interest payment dates												Semi-annually on April 15 and October 15.
Intelsat Jackson [Member] | 7.25% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 1,500,000,000			$ 1,500,000,000					$ 1,500,000,000
Senior Notes, Interest rate				7.25%			7.25%					7.25%
Senior Notes, Maturity date												2019-04
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Reduction in long term debt, net of current portion				$ 6,828,000			$ 6,828,000			$ 8,137,000		$ 6,828,000	$ 8,137,000
Aggregate principal amount of senior notes				$ 1,150,000,000			$ 1,150,000,000			$ 1,150,000,000		$ 1,150,000,000	$ 1,150,000,000
Senior Notes, Interest rate				7.50%			7.50%			7.50%		7.50%	7.50%
Senior Notes, Maturity date												2021-04	2021-04
Intelsat Jackson [Member] | 5 1/2% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 2,000,000,000			$ 2,000,000,000					$ 2,000,000,000
Senior Notes, Interest rate				5.50%			5.50%					5.50%
Senior Notes, Maturity date												2023-08
Early redemption price equal to percentage of principal amount of notes												100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings												40.00%
Intelsat Jackson [Member] | 8.00% Senior Secured Notes due February 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 1,349,678,000			$ 1,349,678,000					$ 1,349,678,000				$ 1,250,000,000
Senior Notes, Interest rate				8.00%			8.00%			8.00%		8.00%	8.00%			8.00%
Senior Notes, Maturity date												2024-02	2024-02
Senior Notes, Principal amount					$ 99,700,000			$ 99,700,000
Interest payment dates												Semi-annually on February 15 and August 15.
Intelsat Jackson [Member] | 6.625 % Senior Notes due December 2022 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes										$ 1,275,000,000			$ 1,275,000,000
Senior Notes, Interest rate				6.625%		6.625%	6.625%			6.625%		6.625%	6.625%
Senior Notes, Maturity date												2022-12	2022-12
Debt amount repurchased, redeemed or prepaid						$ 459,700,000
Gain (loss) on early extinguishment of debt						131,400,000			$ 131,400,000
Debt amount repurchased, redeemed or prepaid					141,400,000
Cash paid as part of repayment					17,000,000
Principal amount of debt consent for amendment of indenture					141,500,000
Cash paid for amendment of indenture					$ 9,200,000
Intelsat Jackson [Member] | 12.5% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 96,700,000			$ 96,700,000					$ 96,700,000
Intelsat Jackson [Member] | 9.5% Senior Secured Notes due September 2022 [Member]
Debt Instrument [Line Items]
Reduction in long term debt, net of current portion				20,243,000			20,243,000					20,243,000
Aggregate principal amount of senior notes				$ 490,000,000		$ 490,000,000	$ 490,000,000					$ 490,000,000
Senior Notes, Interest rate				9.50%		9.50%	9.50%			9.50%		9.50%	9.50%
Senior Notes, Maturity date												2022-09	2022-09
Debt amount repurchased, redeemed or prepaid	$ 673,500,000
Gain (loss) on early extinguishment of debt								$ 219,600,000				$ 219,600,000
Senior Notes, Discount rate						2.00%
Interest payment dates												Semi-annually on March 30 and September 30.
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 3,467,902,000			$ 3,467,902,000			$ 3,442,462,000		$ 3,467,902,000	$ 3,442,462,000
Gain (loss) on early extinguishment of debt													7,061,000
Intelsat Luxembourg [Member] | 6.75% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 500,000,000			$ 500,000,000			$ 475,000,000		$ 500,000,000	$ 475,000,000
Senior Notes, Interest rate				6.75%			6.75%			6.75%		6.75%	6.75%
Senior Notes, Maturity date												2018-06	2018-06
Debt amount repurchased, redeemed or prepaid										$ 25,000,000
Gain (loss) on early extinguishment of debt										7,100,000
Interest payment dates												Semi-annually on June 1 and December 1
Intelsat Luxembourg [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 2,000,000,000			$ 2,000,000,000					$ 2,000,000,000
Senior Notes, Interest rate				7.75%			7.75%					7.75%
Senior Notes, Maturity date												2021-06
Interest payment dates												Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes												100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings												40.00%
Intelsat Luxembourg [Member] | 8.125% Senior Notes due June 2023 [Member]
Debt Instrument [Line Items]
Reduction in long term debt, net of current portion				$ 9,764,000			$ 9,764,000			10,870,000		$ 9,764,000	$ 10,870,000
Aggregate principal amount of senior notes				$ 1,000,000,000			$ 1,000,000,000			$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000
Senior Notes, Interest rate				8.125%			8.125%			8.125%		8.125%	8.125%
Senior Notes, Maturity date												2023-06	2023-06
Interest payment dates												Semi-annually on June 1 and December 1.
Early redemption price equal to percentage of principal amount of notes												100.00%
Early redemption price equal to percentage of aggregate principal amount of notes from equity offerings												40.00%
Intelsat Connect Finance S.A [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 434,627,000			$ 434,627,000					$ 434,627,000
Gain (loss) on early extinguishment of debt							679,100,000
Intelsat Connect Finance S.A [Member] | 7 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				979,200,000			979,200,000					979,200,000
Intelsat Connect Finance S.A [Member] | 12.5% Senior Secured Notes due April 2022 [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes				$ 731,900,000			$ 731,900,000					$ 731,900,000
Senior Notes, Interest rate				12.50%			12.50%					12.50%
Senior Notes, Maturity date												2022-04
Interest payment dates												Semi-annually on June 15 and December 15.
Intelsat Connect Finance S.A [Member] | 2018 Luxembourg Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes															$ 377,600,000